Segment Information - Accounts Receivable for Services (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Centuri
Segment Reporting Information [Line Items]
Accounts receivable for Centuri services	$ 13,956	$ 15,235